Commitments and Contingencies - Litigation (Details)				1 Months Ended	32 Months Ended
	Dec. 09, 2016 USD ($)	Mar. 22, 2016 USD ($)	Dec. 09, 2010 USD ($)	Jul. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 06, 2016 well	May 07, 2012 USD ($)	Jan. 19, 2010 producing_well	Apr. 30, 2008 well
Oz Gas Corporation v. Remuda Operating Company, et al. v. Victory Energy Corporation
Loss Contingencies [Line Items]
Number of oil wells subject to litigation | well											2
Ownership percentage in well											50.00%
Litigation settlement outstanding		$ 140,000					$ 65,000
Payments received from legal settlement		14,000
Monthly payments received from litigation settlement		$ 7,500
Victory v. Jim Dial, et al. | Pending Litigation
Loss Contingencies [Line Items]
Number of oil wells subject to litigation | producing_well										6
Litigation settlement, amount awarded from other party			$ 17,183,987
Aurora Energy Partners and Victory Energy Corporation v. Crooked Oaks
Loss Contingencies [Line Items]
Agreed upon selling price of property, plant, and equipment									$ 400,000
Proceeds from sale of property, plant, and equipment					$ 200,000
Divestiture of business, receivable, past due						$ 200,000
Trilogy Operating, Inc. v. Aurora Energy Partners
Loss Contingencies [Line Items]
Number of oil wells subject to litigation | well								7
TELA Garwood v. Aurora Energy Partners and Victory Energy Corporation
Loss Contingencies [Line Items]
Payments to acquire working interest				$ 3,050,133
Litigation settlement, amount awarded to other party	$ 320,000